RISK MANAGEMENT (Details 12) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	$ 202,991,372	$ 199,665,846
Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	18,279,480	16,837,676
Debt Securities [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	15,745,530	14,859,423
Debt Securities [Member] | Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	15,745,531	14,859,423
Debt Securities [Member] | Low Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	12,994,432	12,475,888
Debt Securities [Member] | Medium Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,639,484	1,842,454
Debt Securities [Member] | High Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	412,834	336,054
Debt Securities [Member] | Without Rating [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	698,781	205,027
Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,639,949	1,520,313
Trading equity securities [member] | Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,639,948	1,520,313
Trading equity securities [member] | Low Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	349,425	780,870
Trading equity securities [member] | Medium Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,749	0
Trading equity securities [member] | High Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	6,496	10,939
Trading equity securities [member] | Without Rating [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,282,278	728,504
Derivatives [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	894,001	457,940
Derivatives [member] | Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	894,001	457,940
Derivatives [member] | Low Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	867,639	349,375
Derivatives [member] | Medium Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	135	181
Derivatives [member] | High Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	429	1,679
Derivatives [member] | Without Rating [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	$ 25,798	$ 106,705